Schedule of Interest Rate Risk (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 9,083,315	$ 3,149,909	$ 19,240,707	$ 21,278,936